OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Receivables Net
Beginning balance	$ 13,481,228	$ 12,489,219
Addition	579,369	1,207,145
Exchange rate effect	(72,641)	(215,136)
Ending balance	$ 13,987,956	$ 13,481,228